Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	$ 200
2014	209
2015	222
2016	241
2017	252
2018-2022	1,338
Total benefits	2,462
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	13
2014	11
2015	13
2016	16
2017	16
2018-2022	104
Total benefits	173
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2013	17
2014	17
2015	17
2016	17
2017	16
2018-2022	79
Total benefits	163
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2018-2022	1
Total benefits	$ 1